INCOME TAXES (Details) - HKD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Effect of different tax rates of subsidiaries operating in other jurisdictions		25.00%	25.00%	25.00%
Foreign invested enterprise tax withholding rate		10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate		25.00%
Reduced withholding tax rate for qualified tax residents		5.00%
PRC
INCOME TAXES
Effect of different tax rates of subsidiaries operating in other jurisdictions		25.00%
Preferential tax rate (as a percent)		25.00%
Small low-profit enterprises | Taxable income not exceed RMB1 million
INCOME TAXES
Preferential tax rate (as a percent)		2.50%
Small low-profit enterprises | Taxable income from RMB1 million to RMB3 million
INCOME TAXES
Effect of different tax rates of subsidiaries operating in other jurisdictions		20.00%
Yirendai HK | HONG KONG | Assessable profits up to HK$2
INCOME TAXES
Foreign corporate income tax rate		8.25%
Base Assessable Profits		$ 2
Yirendai HK | HONG KONG | Assessable profits over HK$2
INCOME TAXES
Foreign corporate income tax rate		16.50%
Base Assessable Profits		$ 2
YouRace Hengchuang
INCOME TAXES
Period of full exemption from income tax								2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)					50.00%	50.00%	50.00%
Period of 50% reduction to income tax rate					3 years	3 years	3 years
Preferential tax rate (as a percent)			15.00%
Hengyuda
INCOME TAXES
Preferential tax rate (as a percent)		15.00%
Yiren Hengsheng
INCOME TAXES
Period of full exemption from income tax		2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%		50.00%	50.00%
Period of 50% reduction to income tax rate		3 years